Note 17 - Guarantor Subsidiaries (Details) - Condensed Consolidating Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Income Statements, Captions [Line Items]
Revenues	$ 85,330	$ 67,019	$ 161,780	$ 158,172	$ 321,143	$ 477,634	$ 418,813
Cost of sales	80,219	43,051	131,051	86,002	177,627	212,639	223,994
Depreciation, depletion, amortization	20,211	9,879	34,218	19,540	43,522	47,066	60,011
General and administrative	7,482	5,527	14,421	10,028	21,253	18,540	18,219
Exploration and pre-development	6,221	7,146	12,714	12,757	31,822	26,959	21,605
Gain on derivative contracts			7,200		10,500	7,100
Loss on derivative contracts					1,300		3,000
Income (loss) before income taxes	(31,653)	3,217	(13,144)	23,104	23,833	233,142	(74,549)
(Provision) benefit from income taxes	(6,795)	693	620	8,008	8,879	81,978	(123,532)
Net income (loss)	(24,858)	2,524	(13,764)	15,096	14,954	151,164	48,983
Comprehensive income (loss)	(26,802)	1,938	(18,539)	14,291	14,534	142,783	48,048
Preferred stock dividends	138	138	276	276	552	552	13,633
Income (loss) applicable to common shareholders	(24,996)	2,386	(14,040)	14,820	14,402	150,612	35,350
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	372	869	2,785	(122)	(1,346)	7,140	(3,033)
General and administrative	3,993	3,089	7,465	5,664	(11,519)	(10,355)	(11,030)
Exploration and pre-development	253	268	417	401	(1,262)	(407)	(916)
Gain on derivative contracts	6,541	6,171	28,080	940		37,988
Loss on derivative contracts					(10,457)		(20,758)
Equity in earnings (losses) of subsidiary	(13,625)	(2,740)	(14,698)	13,847	21,246	254,902	(9,618)
Other (expense) income	248	1,581	(7,901)	6,496	18,292	(138,104)	94,338
Income (loss) before income taxes	(24,858)	2,524	(13,764)	15,096	14,954	151,164	48,983
Net income (loss)	(24,858)	2,524	(13,764)	15,096	14,954	151,164	48,983
Changes in comprehensive income (loss)	(1,944)	586	(4,775)	(805)	(420)	(8,381)	(935)
Comprehensive income (loss)	(26,802)	1,938	(18,539)	14,291	14,534	142,783	48,048
Preferred stock dividends	(138)	(138)	(276)	(276)	(552)	(552)	(13,633)
Income (loss) applicable to common shareholders	(24,996)	2,386	(14,040)	14,820	14,402	150,612	35,350
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	74,838	66,150	148,875	158,294	322,489	470,494	421,846
Cost of sales	51,777	33,172	88,602	66,462	(134,105)	(165,573)	(163,983)
Depreciation, depletion, amortization	16,887	9,879	30,894	19,540	(43,522)	(47,066)	(60,011)
General and administrative	3,137	2,455	6,547	4,248	(9,519)	(7,909)	(7,023)
Exploration and pre-development	8,553	8,272	16,748	15,042	(38,700)	(23,548)	(16,249)
Closed operations		(1,492)		(2,692)	(2,259)	(8,961)	(200,458)
Other (expense) income	3,643	(7,310)	1,943	(13,269)	(27,747)	4,920	7,073
Income (loss) before income taxes	(451)	3,570	8,027	37,041	66,637	222,357	(18,805)
(Provision) benefit from income taxes	(211)	2,854	5,254	15,780	(29,802)	44,448	17,578
Net income (loss)	(240)	716	2,773	21,261	36,835	266,805	(1,227)
Changes in comprehensive income (loss)	4,257	(764)	3,830	(1,135)	(911)	(3,089)	497
Comprehensive income (loss)	4,017	(48)	6,603	20,126	35,924	263,716	(730)
Income (loss) applicable to common shareholders	(240)	716	2,773	21,261	36,835	266,805	(1,227)
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	10,120		10,120
Cost of sales	8,231		8,231
Depreciation, depletion, amortization	3,324		3,324
General and administrative	352	(17)	409	116	(215)	(276)	(166)
Exploration and pre-development	1,927	2,077	4,852	4,151	(9,776)	(7,450)	(4,440)
Closed operations		(743)		(1,721)	(2,393)	(786)	(678)
Other (expense) income	(3,225)	(653)	(3,957)	(1,426)	(3,207)	(3,391)	(3,106)
Income (loss) before income taxes	(18,019)	(3,456)	(22,105)	(7,414)	(15,591)	(11,903)	(8,390)
(Provision) benefit from income taxes	(6,321)		(6,321)
Net income (loss)	(11,698)	(3,456)	(15,784)	(7,414)	(15,591)	(11,903)	(8,390)
Changes in comprehensive income (loss)	(1,425)	(132)	(3,830)	(130)	1,438	(679)	458
Comprehensive income (loss)	(13,123)	(3,588)	(19,614)	(7,544)	(14,153)	(12,582)	(7,932)
Income (loss) applicable to common shareholders	(11,698)	(3,456)	(15,784)	(7,414)	(15,591)	(11,903)	(8,390)
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings (losses) of subsidiary	13,625	2,740	14,698	(13,847)	(21,246)	(254,902)	9,618
Other (expense) income	(1,950)	(2,161)		(7,772)	(20,921)	126,426	(105,955)
Income (loss) before income taxes	11,675	579	14,698	(21,619)	(42,167)	(128,476)	(96,337)
(Provision) benefit from income taxes	(263)	(2,161)	1,687	(7,772)	20,923	(126,426)	105,954
Net income (loss)	11,938	2,740	13,011	(13,847)	(21,244)	(254,902)	9,617
Changes in comprehensive income (loss)	(2,832)	896		1,265	(527)	3,768	(955)
Comprehensive income (loss)	9,106	3,636	13,011	(12,582)	(21,771)	(251,134)	8,662
Income (loss) applicable to common shareholders	11,938	2,740	13,011	(13,847)	(21,244)	(254,902)	9,617
Consolidated Entities [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	85,330	67,019	161,780	158,172	321,143	477,634	418,813
Cost of sales	60,008	33,172	96,833	66,462	(134,105)	(165,573)	(163,983)
Depreciation, depletion, amortization	20,211	9,879	34,218	19,540	(43,522)	(47,066)	(60,011)
General and administrative	7,482	5,527	14,421	10,028	(21,253)	(18,540)	(18,219)
Exploration and pre-development	10,733	10,617	22,017	19,594	(49,738)	(31,405)	(21,605)
Gain on derivative contracts	6,541	6,171	28,080	940		37,988
Loss on derivative contracts					(10,457)		(20,758)
Closed operations		(2,235)		(4,413)	(4,652)	(9,747)	(201,136)
Other (expense) income	(1,284)	(8,543)	(9,915)	(15,971)	(33,583)	(10,149)	(7,650)
Income (loss) before income taxes	(31,653)	3,217	(13,144)	23,104	23,833	233,142	(74,549)
(Provision) benefit from income taxes	(6,795)	693	620	8,008	(8,879)	(81,978)	123,532
Net income (loss)	(24,858)	2,524	(13,764)	15,096	14,954	151,164	48,983
Changes in comprehensive income (loss)	(1,944)	(586)	(4,775)	(805)	(420)	(8,381)	(935)
Comprehensive income (loss)	(26,802)	1,938	(18,539)	14,291	14,534	142,783	48,048
Preferred stock dividends	(138)	(138)	(276)	(276)	(552)	(552)	(13,633)
Income (loss) applicable to common shareholders	$ (24,996)	$ 2,386	$ (14,040)	$ 14,820	$ 14,402	$ 150,612	$ 35,350